SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long term Investments, Property and Equipment, net and Intangible Assets, net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Impairment loss on debt securities	¥ 0	¥ 0	¥ 0
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	8 years
Computer and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	3 years
Computer and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	5 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, net	10 years